Submission	Oct. 17, 2025
Submission [Line Items]
Central Index Key	0002048271
Registrant Name	WeShop Holdings Limited
Registration File Number	333-290275
Form Type	F-1
Submission Type	F-1/A
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A